Financial Instruments (Details 2) - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Financial Instruments
Cash	$ 1,582,384	$ 1,114,033
Current assets excluding cash	6,327,629	5,591,653
Total current assets	7,910,013	6,705,686
Current liabilities	(5,315,904)	(3,862,460)
Working capital	$ 2,594,109	$ 2,843,226